Shareholders’ Equity (Details)								6 Months Ended
	Mar. 10, 2026 CNY (¥) ¥ / shares shares	Feb. 09, 2026 CNY (¥) ¥ / shares shares	Nov. 28, 2025 USD ($) shares	Nov. 28, 2025 CNY (¥) ¥ / shares shares	Jul. 22, 2025 USD ($) $ / shares shares	Jul. 03, 2023 $ / shares shares	Nov. 23, 2021 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) shares	Mar. 31, 2025 CNY (¥) shares	Mar. 31, 2026 CNY (¥) shares	Sep. 30, 2025 $ / shares	Sep. 30, 2025 CNY (¥) shares	Jul. 22, 2025 ¥ / shares shares	Sep. 30, 2024 CNY (¥) shares	Nov. 03, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized								800,000,000			800,000,000		800,000,000
Ordinary shares, par value | $ / shares								$ 0.0000625				$ 0.0000625
Ordinary shares, shares issued								125,117,000			125,117,000		20,500,000
Ordinary shares, shares outstanding								125,117,000			125,117,000		20,500,000
Outstanding stock split							100
Dividend distribution | ¥
Capital contributions | ¥
Statutory reserve funds								50.00%	50.00%
Tax profits								10.00%	10.00%
Stockholders equity note stock split						1-to-1.6
Proceeds from issuance of shares								$ 4,149,325	¥ 28,622,042
Number of shares issued and outstanding for stock split							100
Amortization of deferred stock compensation | ¥									¥ 1,440,174
Balance of deferred stock compensation								11,334,016		¥ (11,746,188)	¥ 78,182,042		¥ 45,242,007		¥ (7,188,181)
Fair value of granted | $								$ 1,850,040
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | ¥ / shares														¥ 0.0000625
Ordinary shares, shares issued					2,500,000									2,500,000
Price per share | $ / shares					$ 6
Stock Options [Member]
Shareholders’ Equity [Line Items]
Price per share | $ / shares								$ 0.0000625
Options granted (in Shares)			4,050,000	4,050,000				4,050,000	4,050,000
Exercisable term								10 years	10 years
Service period								36 months	36 months
Restricted Assets [Member]
Shareholders’ Equity [Line Items]
Appropriation to statutory reserve								$ 1,403,222	¥ 9,679,428
Additional paid in capital | ¥													¥ 9,679,428
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized						800,000,000										500,000,000
Ordinary shares, par value | $ / shares						$ 0.0000625										$ 0.0001
Ordinary shares, shares issued						18,000,000
Ordinary shares, shares outstanding						18,000,000
Outstanding stock split								125,117,000		18,000,000	125,117,000		20,500,000		18,000,000
Stockholders equity note stock split							112,500:1
Price per share | ¥ / shares	¥ 0.15	¥ 0.04
Proceeds from issuance of shares	¥ 84,550	¥ 4,000,000			$ 15,000,000
Number of shares issued	567,000	100,000,000						100,567,000	100,567,000
Amortization of deferred stock compensation | ¥
Balance of deferred stock compensation								$ 7,859		¥ 7,272	¥ 54,209		¥ 8,399		¥ 7,272
Options granted (in Shares)								4,050,000	4,050,000
Ordinary Shares [Member] | Six Consultants [Member]
Shareholders’ Equity [Line Items]
Price per share | ¥ / shares				¥ 0.0000625
Number of shares issued			4,050,000	4,050,000
Retained Earnings [Member]
Shareholders’ Equity [Line Items]
Retained earnings for statutory reserves | ¥
Amortization of deferred stock compensation | ¥
Balance of deferred stock compensation								$ (2,351,616)		¥ (12,451,330)	(16,221,444)		¥ (21,047,417)		¥ (8,218,211)
Deferred Stock Compensation [Member]
Shareholders’ Equity [Line Items]
Balance of deferred stock compensation | ¥											¥ 11,521,391
Fair value of granted			$ 1,850,040	¥ 12,961,565